Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aluminum-8.27%
Alcoa Corp.(b)	80,551	$1,449,918
Arconic Corp.	57,669	1,453,259
Century Aluminum Co.(b)	109,620	1,068,795
		3,971,972
Commodity Chemicals-9.87%
LyondellBasell Industries N.V., Class A	19,602	1,681,068
Olin Corp.	61,299	1,465,659
Trinseo S.A.	31,412	1,596,672
		4,743,399
Copper-4.42%
Freeport-McMoRan, Inc.(b)	78,857	2,122,042
Diversified Chemicals-6.82%
Chemours Co. (The)	57,731	1,520,634
Eastman Chemical Co.	17,828	1,753,384
		3,274,018
Fertilizers & Agricultural Chemicals-11.05%
Corteva, Inc.	43,299	1,725,898
FMC Corp.	15,283	1,654,996
Mosaic Co. (The)	74,265	1,927,920
		5,308,814
Forest Products-2.85%
Louisiana-Pacific Corp.	36,055	1,370,451
Gold-3.08%
Coeur Mining, Inc.(b)	163,389	1,478,670
Life Sciences Tools & Services-3.94%
Avantor, Inc.(b)	64,201	1,893,287
Paper Packaging-4.31%
Avery Dennison Corp.	13,730	2,071,445
Silver-3.05%
Hecla Mining Co.	257,360	1,464,378
Specialized REITs-3.27%
Weyerhaeuser Co.	50,325	1,569,637
Specialty Chemicals-24.74%
Albemarle Corp.	12,408	2,018,285
Avient Corp.	39,540	1,519,522
Element Solutions, Inc.	76,849	1,308,738
	Shares	Value
Specialty Chemicals-(continued)
Ingevity Corp.(b)	16,539	$1,086,447
Livent Corp.(b)(c)	88,906	1,619,867
Quaker Chemical Corp.	5,684	1,489,947
RPM International, Inc.	20,457	1,687,089
Stepan Co.	10,264	1,156,548
		11,886,443
Steel-11.54%
Allegheny Technologies, Inc.(b)	87,805	1,493,563
Cleveland-Cliffs, Inc.	140,127	2,149,548
United States Steel Corp.(c)	106,956	1,899,539
		5,542,650
Trading Companies & Distributors-2.80%
Univar Solutions, Inc.(b)	72,331	1,344,633
Total Common Stocks & Other Equity Interests (Cost $42,462,324)		48,041,839
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $117,382)	117,382	117,382
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $42,579,706)		48,159,221
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.62%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,272,114	1,272,114
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,907,409	1,908,172
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,180,286)		3,180,286
TOTAL INVESTMENTS IN SECURITIES-106.88% (Cost $45,759,992)		51,339,507
OTHER ASSETS LESS LIABILITIES-(6.88)%		(3,303,589)
NET ASSETS-100.00%		$48,035,918
See accompanying notes which are an integral part of this schedule.

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$544,606	$(427,224)	$-	$-	$117,382	$8
Invesco Premier U.S. Government Money Portfolio, Institutional Class	169,818	708,399	(878,217)	-	-	-	48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,269,357	20,872,767	(21,870,010)	-	-	1,272,114	367*
Invesco Private Prime Fund	-	14,804,439	(12,896,621)	-	354	1,908,172	710*
Total	$2,439,175	$36,930,211	$(36,072,072)	$-	$354	$3,297,668	$1,133

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Apparel Retail-3.22%
Guess?, Inc.	33,449	$776,686
L Brands, Inc.	41,686	1,699,121
		2,475,807
Auto Parts & Equipment-2.39%
Adient PLC(b)	28,917	933,730
XPEL, Inc.(b)(c)	18,890	906,909
		1,840,639
Automobile Manufacturers-6.03%
Tesla, Inc.(b)	5,846	4,638,976
Automotive Retail-5.58%
Carvana Co.(b)	9,269	2,420,970
Lithia Motors, Inc., Class A	5,860	1,867,465
		4,288,435
Cable & Satellite-2.53%
Charter Communications, Inc., Class A(b)	3,204	1,946,622
Casinos & Gaming-18.20%
Bally’s Corp.	15,467	811,708
Boyd Gaming Corp.(b)	24,913	1,125,071
Caesars Entertainment, Inc.(b)	36,811	2,591,126
DraftKings, Inc., Class A(b)	46,845	2,534,783
Everi Holdings, Inc.(b)	103,305	1,351,229
Penn National Gaming, Inc.(b)	18,216	1,889,364
Red Rock Resorts, Inc., Class A	48,471	1,138,099
Scientific Games Corp.(b)	65,202	2,557,223
		13,998,603
Consumer Electronics-1.06%
Turtle Beach Corp.(b)	27,124	811,008
Footwear-5.94%
Crocs, Inc.(b)	30,695	2,149,264
NIKE, Inc., Class B	18,124	2,421,185
		4,570,449
Home Improvement Retail-5.97%
GrowGeneration Corp.(b)	88,980	3,843,046
Lumber Liquidators Holdings, Inc.(b)	26,754	748,042
		4,591,088
Homebuilding-0.84%
M/I Homes, Inc.(b)	13,044	643,982
Homefurnishing Retail-4.71%
RH(b)	4,653	2,211,850
Sleep Number Corp.(b)	13,116	1,413,118
		3,624,968
Internet & Direct Marketing Retail-16.83%
Amazon.com, Inc.(b)	782	2,507,248
Chewy, Inc., Class A(b)	19,813	2,017,360
Etsy, Inc.(b)	11,251	2,239,961
Magnite, Inc.(b)(d)	93,900	3,252,696
Stitch Fix, Inc., Class A(b)(d)	30,706	2,930,581
		12,947,846
	Shares	Value
Leisure Products-5.29%
Peloton Interactive, Inc., Class A(b)	18,122	$2,648,168
YETI Holdings, Inc.(b)	21,594	1,421,317
		4,069,485
Movies & Entertainment-2.72%
Roku, Inc.(b)	5,381	2,093,371
Real Estate Services-2.59%
eXp World Holdings, Inc.(b)	18,721	1,995,471
Restaurants-10.30%
Brinker International, Inc.	41,655	2,452,646
Chipotle Mexican Grill, Inc.(b)	1,500	2,220,000
Dave & Buster’s Entertainment, Inc.(d)	65,905	2,242,088
Jack in the Box, Inc.	10,706	1,007,863
		7,922,597
Specialty Stores-5.81%
Hibbett Sports, Inc.(b)	23,641	1,334,534
Michaels Cos., Inc. (The)(b)(d)	122,035	1,891,543
Party City Holdco, Inc.(b)	173,140	1,244,877
		4,470,954
Total Common Stocks & Other Equity Interests (Cost $64,414,823)		76,930,301
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $145,903)	145,903	145,903
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $64,560,726)		77,076,204
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.14%
Invesco Private Government Fund, 0.01%(e)(f)(g)	3,118,433	3,118,433
Invesco Private Prime Fund, 0.11%(e)(f)(g)	4,675,780	4,677,650
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,796,083)		7,796,083
TOTAL INVESTMENTS IN SECURITIES-110.34% (Cost $72,356,809)		84,872,287
OTHER ASSETS LESS LIABILITIES-(10.34)%		(7,951,900)
NET ASSETS-100.00%		$76,920,387
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2021 represented 1.18% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at January 31, 2021.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$608,966	$(463,063)	$-	$-	$145,903	$9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	153,870	550,493	(704,363)	-	-	-	49
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	851,641	42,110,701	(39,843,909)	-	-	3,118,433	1,106*
Invesco Private Prime Fund	-	29,982,467	(25,305,241)	-	424	4,677,650	2,400*
Total	$1,005,511	$73,252,627	$(66,316,576)	$-	$424	$7,941,986	$3,564

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Agricultural Products-6.03%
Bunge Ltd.	38,069	$2,491,235
Darling Ingredients, Inc.(b)	63,985	3,967,710
		6,458,945
Computer & Electronics Retail-2.01%
Rent-A-Center, Inc.	49,636	2,149,239
Data Processing & Outsourced Services-2.08%
MoneyGram International, Inc.(b)	290,500	2,228,135
Distillers & Vintners-2.18%
Brown-Forman Corp., Class B	32,532	2,331,568
Education Services-7.23%
Bright Horizons Family Solutions, Inc.(b)	13,035	1,980,929
Chegg, Inc.(b)	60,432	5,756,752
		7,737,681
Environmental & Facilities Services-3.03%
Rollins, Inc.	90,032	3,242,953
Fertilizers & Agricultural Chemicals-2.32%
Scotts Miracle-Gro Co. (The)	11,226	2,485,549
Food Distributors-9.07%
Chefs’ Warehouse, Inc. (The)(b)	62,556	1,707,153
Performance Food Group Co.(b)	50,885	2,385,489
Sysco Corp.	36,211	2,589,448
US Foods Holding Corp.(b)	97,738	3,028,901
		9,710,991
Food Retail-2.14%
Casey’s General Stores, Inc.	12,204	2,288,006
Health Care Services-2.54%
Chemed Corp.	5,258	2,723,118
Home Furnishings-2.24%
Tempur Sealy International, Inc.(b)	90,608	2,392,051
Household Appliances-1.85%
Helen of Troy Ltd.(b)	8,108	1,980,379
Household Products-11.78%
Church & Dwight Co., Inc.	60,704	5,125,239
Procter & Gamble Co. (The)	19,201	2,461,760
Spectrum Brands Holdings, Inc.	28,559	2,158,204
WD-40 Co.	9,401	2,861,758
		12,606,961
Housewares & Specialties-3.39%
Tupperware Brands Corp.(b)	120,773	3,632,852
Packaged Foods & Meats-14.09%
Conagra Brands, Inc.	59,842	2,070,533
Freshpet, Inc.(b)	26,428	3,681,685
Hain Celestial Group, Inc. (The)(b)	47,557	1,977,658
	Shares	Value
Packaged Foods & Meats-(continued)
Lancaster Colony Corp.	8,482	$1,480,787
McCormick & Co., Inc.	44,084	3,947,281
Mondelez International, Inc., Class A	34,797	1,929,146
		15,087,090
Personal Products-10.40%
Coty, Inc., Class A	438,130	2,790,888
elf Beauty, Inc.(b)	69,723	1,517,173
Estee Lauder Cos., Inc. (The), Class A	16,888	3,996,545
Medifast, Inc.	12,058	2,829,651
		11,134,257
Soft Drinks-14.20%
Keurig Dr Pepper, Inc.	148,656	4,727,261
Monster Beverage Corp.(b)	56,670	4,920,656
National Beverage Corp.(c)	22,394	3,393,587
PepsiCo, Inc.	15,824	2,161,083
		15,202,587
Specialized Consumer Services-3.44%
Terminix Global Holdings, Inc.(b)	37,331	1,779,942
WW International, Inc.(b)	71,781	1,906,504
		3,686,446
Total Common Stocks & Other Equity Interests (Cost $86,438,783)		107,078,808
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $141,113)	141,113	141,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $86,579,896)		107,219,921
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.33%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,423,153	1,423,153
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,133,876	2,134,729
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,557,870)		3,557,882
TOTAL INVESTMENTS IN SECURITIES-103.48% (Cost $90,137,766)		110,777,803
OTHER ASSETS LESS LIABILITIES-(3.48)%		(3,722,532)
NET ASSETS-100.00%		$107,055,271
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Staples Momentum ETF (PSL)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,072,997	$(931,884)	$-	$-	$141,113	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	305,656	848,123	(1,153,779)	-	-	-	78
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,678,757	45,570,169	(47,825,773)	-	-	1,423,153	986*
Invesco Private Prime Fund	-	19,596,093	(17,461,853)	12	477	2,134,729	1,960*
Total	$3,984,413	$67,087,382	$(67,373,289)	$12	$477	$3,698,995	$3,031

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Coal & Consumable Fuels-2.87%
Arch Resources, Inc.	12,249	$586,972
Integrated Oil & Gas-3.33%
Chevron Corp.	7,980	679,896
Oil & Gas Drilling-6.73%
Nabors Industries Ltd.(b)	11,182	798,619
Patterson-UTI Energy, Inc.	93,841	577,122
		1,375,741
Oil & Gas Equipment & Services-22.39%
Archrock, Inc.	58,472	518,647
Baker Hughes Co., Class A	28,282	568,185
Cactus, Inc., Class A	19,059	499,346
ChampionX Corp.(c)	42,336	647,318
Core Laboratories N.V.	19,155	631,732
Halliburton Co.	34,948	616,133
Oceaneering International, Inc.(c)	62,272	526,198
ProPetro Holding Corp.(c)	71,336	569,975
		4,577,534
Oil & Gas Exploration & Production-40.30%
Antero Resources Corp.(c)	100,650	698,511
Apache Corp.	46,358	661,992
Cimarex Energy Co.	14,431	608,699
CNX Resources Corp.(c)	51,942	658,105
ConocoPhillips	16,321	653,330
Hess Corp.	12,115	653,968
Laredo Petroleum, Inc.(c)	24,552	571,325
Marathon Oil Corp.	90,728	656,871
Matador Resources Co.(c)	59,742	912,858
PDC Energy, Inc.(c)	29,336	636,884
Pioneer Natural Resources Co.	5,272	637,385
SM Energy Co.	105,721	886,999
		8,236,927
Oil & Gas Refining & Marketing-12.98%
Clean Energy Fuels Corp.(c)	99,200	1,014,816
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	15,362	$663,024
Renewable Energy Group, Inc.(c)	10,894	976,102
		2,653,942
Oil & Gas Storage & Transportation-11.39%
Cheniere Energy, Inc.(c)	14,998	949,823
Targa Resources Corp.	25,655	702,177
Williams Cos., Inc. (The)	31,859	676,367
		2,328,367
Total Common Stocks & Other Equity Interests (Cost $17,173,178)		20,439,379
Money Market Funds-0.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $148,226)	148,226	148,226
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.71% (Cost $17,321,404)		20,587,605
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.65%
Invesco Private Government Fund, 0.01%(d)(e)(f)	134,585	134,585
Invesco Private Prime Fund, 0.11%(d)(e)(f)	201,796	201,877
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $336,462)		336,462
TOTAL INVESTMENTS IN SECURITIES-102.36% (Cost $17,657,866)		20,924,067
OTHER ASSETS LESS LIABILITIES-(2.36)%		(483,304)
NET ASSETS-100.00%		$20,440,763
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$717,783	$(569,557)	$-	$-	$148,226	$10
Invesco Premier U.S. Government Money Portfolio, Institutional Class	149,226	875,662	(1,024,888)	-	-	-	35
See accompanying notes which are an integral part of this schedule.

Invesco DWA Energy Momentum ETF (PXI)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,420,063	$21,043,646	$(22,329,124)	$-	$-	$134,585	$494*
Invesco Private Prime Fund	-	8,242,738	(8,041,061)	-	200	201,877	488*
Total	$1,569,289	$30,879,829	$(31,964,630)	$-	$200	$484,688	$1,027

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Asset Management & Custody Banks-14.27%
Ares Management Corp., Class A	15,814	$714,160
Artisan Partners Asset Management, Inc., Class A	12,427	601,467
BlackRock, Inc.	1,469	1,030,151
Blackstone Group, Inc. (The), Class A	16,949	1,138,803
Brightsphere Investment Group, Inc.	21,527	394,590
Focus Financial Partners, Inc., Class A(b)	6,440	306,415
KKR & Co., Inc., Class A	26,512	1,032,643
Virtus Investment Partners, Inc.	1,524	320,040
		5,538,269
Consumer Finance-6.91%
Ally Financial, Inc.	27,081	1,024,745
Discover Financial Services	12,397	1,035,645
OneMain Holdings, Inc.	13,291	618,829
		2,679,219
Data Processing & Outsourced Services-3.94%
Visa, Inc., Class A	7,910	1,528,607
Diversified Real Estate Activities-0.98%
St. Joe Co. (The)	8,544	380,208
Diversified REITs-2.98%
Colony Capital, Inc.(c)	127,014	629,989
Essential Properties Realty Trust, Inc.	25,203	524,727
		1,154,716
Financial Exchanges & Data-5.97%
Morningstar, Inc.	2,894	665,302
MSCI, Inc.	4,173	1,649,587
		2,314,889
Hotel & Resort REITs-7.34%
Apple Hospitality REIT, Inc.	39,164	488,767
Park Hotels & Resorts, Inc.	63,860	1,065,185
RLJ Lodging Trust	21,891	282,613
Ryman Hospitality Properties, Inc.	11,870	769,769
Service Properties Trust	22,761	241,494
		2,847,828
Industrial REITs-4.75%
Innovative Industrial Properties, Inc.	9,853	1,843,693
Insurance Brokers-2.98%
Arthur J. Gallagher & Co.	10,025	1,156,985
Investment Banking & Brokerage-4.21%
Cowen, Inc., Class A	14,735	370,585
Morgan Stanley	15,111	1,013,193
PJT Partners, Inc., Class A	3,613	249,261
		1,633,039
Life & Health Insurance-2.29%
Trupanion, Inc.(b)	7,904	886,829
Mortgage REITs-6.60%
Apollo Commercial Real Estate Finance, Inc.	26,136	292,201
Arbor Realty Trust, Inc.	25,926	369,705
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,195	780,484
New Residential Investment Corp.	58,793	552,066
Redwood Trust, Inc.	37,033	317,743
Two Harbors Investment Corp.	41,034	249,076
		2,561,275
Property & Casualty Insurance-1.95%
Kinsale Capital Group, Inc.	4,043	758,305
	Shares	Value
Real Estate Services-6.22%
Realogy Holdings Corp.(b)	59,486	$844,701
Redfin Corp.(b)	22,009	1,567,261
		2,411,962
Regional Banks-21.36%
Ameris Bancorp	10,336	404,241
BankUnited, Inc.	15,198	526,611
Cadence BanCorp	21,146	378,936
First Bancorp	38,120	346,892
First Republic Bank	7,171	1,039,723
Live Oak Bancshares, Inc.	8,567	341,652
Pacific Premier Bancorp, Inc.	13,773	457,952
Pinnacle Financial Partners, Inc.	11,206	767,947
SVB Financial Group(b)	3,080	1,348,363
Synovus Financial Corp.	13,819	514,067
Texas Capital Bancshares, Inc.(b)	9,458	569,561
Western Alliance Bancorporation	16,312	1,112,152
Wintrust Financial Corp.	8,001	481,580
		8,289,677
Retail REITs-2.55%
Retail Properties of America, Inc., Class A	31,615	291,174
Tanger Factory Outlet Centers, Inc.(c)	45,373	700,106
		991,280
Thrifts & Mortgage Finance-4.66%
Meta Financial Group, Inc.	7,615	294,167
MGIC Investment Corp.	36,580	428,718
Mr. Cooper Group, Inc.(b)	28,048	763,747
Walker & Dunlop, Inc.	3,888	320,060
		1,806,692
Total Common Stocks & Other Equity Interests (Cost $34,299,581)		38,783,473
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $125,147)	125,147	125,147
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $34,424,728)		38,908,620
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.09%
Invesco Private Government Fund, 0.01%(d)(e)(f)	324,810	324,810
Invesco Private Prime Fund, 0.11%(d)(e)(f)	487,020	487,215
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $812,025)		812,025
TOTAL INVESTMENTS IN SECURITIES-102.37% (Cost $35,236,753)		39,720,645
OTHER ASSETS LESS LIABILITIES-(2.37)%		(920,796)
NET ASSETS-100.00%		$38,799,849
See accompanying notes which are an integral part of this schedule.

Invesco DWA Financial Momentum ETF (PFI)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$535,118	$(409,971)	$-	$-	$125,147	$8
Invesco Premier U.S. Government Money Portfolio, Institutional Class	161,230	557,832	(719,062)	-	-	-	45
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	703,151	12,212,559	(12,590,900)	-	-	324,810	161*
Invesco Private Prime Fund	-	5,769,637	(5,282,492)	-	70	487,215	211*
Total	$864,381	$19,075,146	$(19,002,425)	$-	$70	$937,172	$425

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Biotechnology-44.81%
Acceleron Pharma, Inc.(b)	60,706	$7,013,364
Beam Therapeutics, Inc.(b)(c)	160,334	15,461,008
CareDx, Inc.(b)	130,772	9,994,904
ChemoCentryx, Inc.(b)	312,007	17,787,519
CRISPR Therapeutics AG (Switzerland)(b)	167,752	27,796,506
Denali Therapeutics, Inc.(b)	164,975	11,300,788
Fate Therapeutics, Inc.(b)	338,450	30,673,724
Five Prime Therapeutics, Inc.(b)	713,393	11,927,931
Halozyme Therapeutics, Inc.(b)	424,020	20,179,112
Immunovant, Inc.(b)	232,210	9,063,156
Intellia Therapeutics, Inc.(b)	209,110	13,094,468
Iovance Biotherapeutics, Inc.(b)	261,248	11,453,112
Kodiak Sciences, Inc.(b)	48,710	6,152,560
Kura Oncology, Inc.(b)	289,586	8,673,101
Mersana Therapeutics, Inc.(b)	762,324	14,529,895
NantKwest, Inc.(b)(c)	359,509	6,785,732
Natera, Inc.(b)	109,518	11,679,000
OPKO Health, Inc.(b)(c)	1,441,921	7,800,793
Rocket Pharmaceuticals, Inc.(b)	179,224	9,871,658
Syndax Pharmaceuticals, Inc.(b)	224,824	4,505,473
TCR2 Therapeutics, Inc.(b)	161,997	4,168,183
TG Therapeutics, Inc.(b)	702,638	33,916,336
Twist Bioscience Corp.(b)	219,680	36,146,147
Ultragenyx Pharmaceutical, Inc.(b)	133,346	18,480,422
		348,454,892
Health Care Distributors-3.48%
AdaptHealth Corp.(b)	129,003	4,936,945
Covetrus, Inc.(b)	308,125	10,497,819
Owens & Minor, Inc.	399,624	11,621,066
		27,055,830
Health Care Equipment-12.62%
Alphatec Holdings, Inc.(b)	383,183	5,701,763
Danaher Corp.	154,804	36,818,583
IDEXX Laboratories, Inc.(b)	54,242	25,964,561
iRhythm Technologies, Inc.(b)	82,238	13,850,524
Nevro Corp.(b)	48,597	7,862,509
Shockwave Medical, Inc.(b)	67,972	7,887,471
		98,085,411
Health Care Facilities-1.57%
Pennant Group, Inc. (The)(b)	93,056	5,003,621
Surgery Partners, Inc.(b)	192,960	7,193,549
		12,197,170
Health Care Services-8.48%
Amedisys, Inc.(b)	68,021	19,543,113
Castle Biosciences, Inc.(b)	67,173	4,489,172
Fulgent Genetics, Inc.(b)(c)	313,646	34,654,747
Tivity Health, Inc.(b)	320,937	7,237,129
		65,924,161
Health Care Supplies-3.84%
BioLife Solutions, Inc.(b)	113,536	4,305,285
West Pharmaceutical Services, Inc.	85,294	25,544,700
		29,849,985
	Shares	Value
Health Care Technology-0.96%
Inspire Medical Systems, Inc.(b)	36,855	$7,426,651
Life Sciences Tools & Services-16.68%
Medpace Holdings, Inc.(b)	70,437	9,353,329
NanoString Technologies, Inc.(b)	107,256	7,511,138
NeoGenomics, Inc.(b)	296,733	15,732,784
Pacific Biosciences of California, Inc.(b)	1,595,385	51,610,705
Personalis, Inc.(b)	415,448	15,982,284
Repligen Corp.(b)	147,655	29,531,000
		129,721,240
Managed Health Care-2.86%
UnitedHealth Group, Inc.	66,673	22,240,779
Personal Products-1.08%
Veru, Inc.(b)	951,148	8,389,125
Pharmaceuticals-3.65%
Arvinas, Inc.(b)	110,112	8,306,849
Ocular Therapeutix, Inc.(b)	838,416	15,217,250
Provention Bio, Inc.(b)	354,049	4,875,255
		28,399,354
Total Common Stocks & Other Equity Interests (Cost $651,408,161)		777,744,598
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $685,665)	685,665	685,665
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $652,093,826)		778,430,263
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.61%
Invesco Private Government Fund, 0.01%(d)(e)(f)	23,681,348	23,681,348
Invesco Private Prime Fund, 0.11%(d)(e)(f)	35,507,819	35,522,023
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,202,343)		59,203,371
TOTAL INVESTMENTS IN SECURITIES-107.73% (Cost $711,296,169)		837,633,634
OTHER ASSETS LESS LIABILITIES-(7.73)%		(60,085,657)
NET ASSETS-100.00%		$777,547,977
See accompanying notes which are an integral part of this schedule.

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,298,613	$(5,612,948)	$-	$-	$685,665	$37
Invesco Premier U.S. Government Money Portfolio, Institutional Class	272,671	6,158,741	(6,431,412)	-	-	-	120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,282,803	400,243,749	(380,845,204)	-	-	23,681,348	12,140*
Invesco Private Prime Fund	-	185,228,730	(149,710,781)	1,028	3,046	35,522,023	18,610*
Total	$4,555,474	$597,929,833	$(542,600,345)	$1,028	$3,046	$59,889,036	$30,907

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aerospace & Defense-7.60%
HEICO Corp.	36,995	$4,355,791
Kratos Defense & Security Solutions, Inc.(b)	138,159	3,666,740
TransDigm Group, Inc.(b)	13,615	7,532,907
		15,555,438
Agricultural & Farm Machinery-1.98%
Deere & Co.	13,999	4,042,911
Alternative Carriers-3.15%
Bandwidth, Inc., Class A(b)	36,200	6,448,668
Building Products-9.01%
Advanced Drainage Systems, Inc.	40,482	3,338,955
Builders FirstSource, Inc.(b)	70,936	2,713,302
Gibraltar Industries, Inc.(b)	31,158	2,792,692
Resideo Technologies, Inc.(b)	157,949	3,648,622
Trane Technologies PLC	41,538	5,954,472
		18,448,043
Construction & Engineering-3.26%
Ameresco, Inc., Class A(b)	56,331	3,159,606
Dycom Industries, Inc.(b)	43,439	3,524,640
		6,684,246
Construction Materials-1.14%
Forterra, Inc.(b)	127,758	2,337,972
Diversified Support Services-5.46%
Cintas Corp.	17,997	5,725,206
Copart, Inc.(b)	49,693	5,453,807
		11,179,013
Electrical Components & Equipment-21.48%
American Superconductor Corp.(b)	102,088	2,523,615
AMETEK, Inc.	66,343	7,514,008
FuelCell Energy, Inc.(b)	624,530	12,965,243
Plug Power, Inc.(b)	263,480	16,644,032
Rockwell Automation, Inc.	17,421	4,329,641
		43,976,539
Electronic Components-1.78%
Littelfuse, Inc.	14,983	3,646,413
Environmental & Facilities Services-1.51%
Tetra Tech, Inc.	25,356	3,082,529
Heavy Electrical Equipment-1.69%
TPI Composites, Inc.(b)	57,886	3,467,950
Human Resource & Employment Services-2.02%
Upwork, Inc.(b)	99,685	4,131,943
	Shares	Value
Industrial Conglomerates-1.77%
Honeywell International, Inc.	18,551	$3,624,309
Industrial Machinery-12.16%
Altra Industrial Motion Corp.	51,454	2,645,250
Chart Industries, Inc.(b)	30,668	3,683,533
Graco, Inc.	65,369	4,506,539
IDEX Corp.	20,541	3,824,529
Illinois Tool Works, Inc.	20,327	3,947,707
ITT, Inc.	52,937	3,954,923
SPX Corp.(b)	45,314	2,343,187
		24,905,668
IT Consulting & Other Services-3.03%
Accenture PLC, Class A	25,623	6,198,716
Railroads-3.09%
Union Pacific Corp.	32,071	6,333,060
Renewable Electricity-2.63%
Sunnova Energy International, Inc.(b)	122,999	5,393,506
Trading Companies & Distributors-10.00%
Air Lease Corp.	64,279	2,547,377
Herc Holdings, Inc.(b)	36,341	2,325,097
SiteOne Landscape Supply, Inc.(b)	21,184	3,340,293
Triton International Ltd. (Bermuda)	71,194	3,299,130
W.W. Grainger, Inc.	16,424	5,984,741
WESCO International, Inc.(b)	39,241	2,986,633
		20,483,271
Trucking-7.26%
Avis Budget Group, Inc.(b)	117,869	4,872,705
Old Dominion Freight Line, Inc.	32,199	6,246,606
Saia, Inc.(b)	21,200	3,747,100
		14,866,411
Total Common Stocks & Other Equity Interests (Cost $181,066,843)		204,806,606
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $154,980)	154,980	154,980
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $181,221,823)		204,961,586
OTHER ASSETS LESS LIABILITIES-(0.10)%		(206,332)
NET ASSETS-100.00%		$204,755,254
See accompanying notes which are an integral part of this schedule.

Invesco DWA Industrials Momentum ETF (PRN)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,380,470	$(1,225,490)	$-	$-	$154,980	$12
Invesco Premier U.S. Government Money Portfolio, Institutional Class	172,342	1,569,670	(1,742,012)	-	-	-	69
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,233,832	41,877,909	(43,111,741)	-	-	-	490*
Invesco Private Prime Fund	-	39,943,469	(39,943,548)	-	79	-	1,037*
Total	$1,406,174	$84,771,518	$(86,022,791)	$-	$79	$154,980	$1,608

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Advertising-1.89%
Cardlytics, Inc.(b)	58,684	$7,175,293
Application Software-32.18%
Adobe, Inc.(b)	17,594	8,071,599
Avalara, Inc.(b)	46,201	6,930,150
Bill.com Holdings, Inc.(b)	55,938	6,817,724
Cadence Design Systems, Inc.(b)	88,162	11,495,443
Cerence, Inc.(b)	68,575	7,674,228
Coupa Software, Inc.(b)	37,609	11,653,901
Digital Turbine, Inc.(b)	327,957	18,762,420
Domo, Inc., Class B(b)	101,302	6,421,534
Five9, Inc.(b)	148,387	24,669,339
Q2 Holdings, Inc.(b)	43,080	5,513,809
Sprout Social, Inc., Class A(b)	95,847	6,325,902
Trade Desk, Inc. (The), Class A(b)	10,297	7,887,399
		122,223,448
Communications Equipment-1.42%
Calix, Inc.(b)	178,205	5,381,791
Data Processing & Outsourced Services-2.13%
Square, Inc., Class A(b)	37,539	8,106,922
Electronic Equipment & Instruments-4.54%
Arlo Technologies, Inc.(b)	472,663	3,975,096
MicroVision, Inc.(b)(c)	1,091,284	7,753,573
PAR Technology Corp.(b)(c)	88,397	5,503,597
		17,232,266
Interactive Media & Services-7.76%
Pinterest, Inc., Class A(b)	136,516	9,352,711
Snap, Inc., Class A(b)	225,714	11,949,299
Zillow Group, Inc., Class C(b)	62,617	8,169,014
		29,471,024
Internet Services & Infrastructure-7.36%
Okta, Inc.(b)	43,692	11,316,665
Twilio, Inc., Class A(b)	46,286	16,636,577
		27,953,242
IT Consulting & Other Services-3.11%
EPAM Systems, Inc.(b)	34,239	11,792,939
Semiconductor Equipment-6.51%
Enphase Energy, Inc.(b)	84,054	15,327,247
Lam Research Corp.	19,457	9,416,215
		24,743,462
	Shares	Value
Semiconductors-15.80%
Advanced Micro Devices, Inc.(b)	121,573	$10,411,512
Lattice Semiconductor Corp.(b)	150,768	6,047,304
Monolithic Power Systems, Inc.	39,768	14,129,173
SiTime Corp.(b)	39,437	4,813,286
SunPower Corp.(b)(c)	455,630	24,608,576
		60,009,851
Systems Software-9.74%
Cloudflare, Inc., Class A(b)	112,342	8,612,137
Crowdstrike Holdings, Inc., Class A(b)	44,266	9,552,603
ServiceNow, Inc.(b)	15,617	8,482,530
Zscaler, Inc.(b)	51,732	10,330,880
		36,978,150
Technology Hardware, Storage & Peripherals-7.56%
Apple, Inc.	217,604	28,715,024
Total Common Stocks & Other Equity Interests (Cost $290,842,786)		379,783,412
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $467,037)	467,037	467,037
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $291,309,823)		380,250,449
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.95%
Invesco Private Government Fund, 0.01%(d)(e)(f)	7,526,278	7,526,278
Invesco Private Prime Fund, 0.11%(d)(e)(f)	11,284,902	11,289,417
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,815,694)		18,815,695
TOTAL INVESTMENTS IN SECURITIES-105.07% (Cost $310,125,517)		399,066,144
OTHER ASSETS LESS LIABILITIES-(5.07)%		(19,260,612)
NET ASSETS-100.00%		$379,805,532
See accompanying notes which are an integral part of this schedule.

Invesco DWA Technology Momentum ETF (PTF)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,095,908	$(2,628,871)	$-	$-	$467,037	$25
Invesco Premier U.S. Government Money Portfolio, Institutional Class	289,745	3,189,740	(3,479,485)	-	-	-	71
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,553,493	102,840,330	(96,867,545)	-	-	7,526,278	1,191*
Invesco Private Prime Fund	-	57,508,754	(46,220,698)	1	1,360	11,289,417	3,885*
Total	$1,843,238	$166,634,732	$(149,196,599)	$1	$1,360	$19,282,732	$5,172

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Electric Utilities-37.70%
Alliant Energy Corp.	24,537	$1,193,725
American Electric Power Co., Inc.	17,930	1,450,716
Duke Energy Corp.	17,748	1,668,312
Edison International	16,717	972,261
Entergy Corp.	16,676	1,589,723
Evergy, Inc.	23,136	1,243,097
Eversource Energy	18,075	1,581,563
IDACORP, Inc.	10,612	937,040
NextEra Energy, Inc.	22,520	1,821,192
NRG Energy, Inc.	38,901	1,610,891
Pinnacle West Capital Corp.	12,545	944,011
Portland General Electric Co.	22,115	935,243
Southern Co. (The)	27,746	1,634,794
Xcel Energy, Inc.	24,203	1,548,750
		19,131,318
Gas Utilities-11.87%
Atmos Energy Corp.	16,401	1,459,689
Chesapeake Utilities Corp.	10,002	1,014,503
National Fuel Gas Co.	20,191	812,890
New Jersey Resources Corp.	24,949	873,464
ONE Gas, Inc.	12,307	900,011
UGI Corp.	26,710	961,293
		6,021,850
Independent Power Producers & Energy Traders-5.60%
AES Corp. (The)	74,116	1,807,689
Vistra Corp.	51,850	1,035,445
		2,843,134
Integrated Telecommunication Services-1.92%
Verizon Communications, Inc.	17,788	973,893
Multi-Utilities-27.72%
Ameren Corp.	14,540	1,057,349
Avista Corp.	21,860	819,313
CenterPoint Energy, Inc.	52,618	1,109,714
	Shares	Value
Multi-Utilities-(continued)
CMS Energy Corp.	25,839	$1,469,722
Dominion Energy, Inc.	13,866	1,010,693
DTE Energy Co.	12,579	1,493,379
MDU Resources Group, Inc.	36,974	972,046
NiSource, Inc.	49,897	1,105,218
NorthWestern Corp.	15,663	853,164
Public Service Enterprise Group, Inc.	18,798	1,060,771
Sempra Energy	12,149	1,503,560
WEC Energy Group, Inc.	18,109	1,609,890
		14,064,819
Oil & Gas Storage & Transportation-3.14%
ONEOK, Inc.	39,946	1,591,049
Renewable Electricity-2.55%
Ormat Technologies, Inc.	11,343	1,294,917
Water Utilities-9.38%
American States Water Co.	11,617	897,529
American Water Works Co., Inc.	10,920	1,736,498
California Water Service Group	16,192	884,731
Essential Utilities, Inc.	26,769	1,239,405
		4,758,163
Total Common Stocks & Other Equity Interests (Cost $51,499,839)		50,679,143
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $156,316)	156,316	156,316
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $51,656,155)		50,835,459
OTHER ASSETS LESS LIABILITIES-(0.19)%		(95,459)
NET ASSETS-100.00%		$50,740,000
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,099,834	$(943,518)	$-	$-	$156,316	$12
Invesco Premier U.S. Government Money Portfolio, Institutional Class	288,419	2,172,485	(2,460,904)	-	-	-	75
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,663,288	983,897	(3,647,185)	-	-	-	5*
Invesco Private Prime Fund	-	1,200,334	(1,200,334)	-	-	-	7*
Total	$2,951,707	$5,456,550	$(8,251,941)	$-	$-	$156,316	$99

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco DWA Utilities Momentum ETF (PUI)—(continued)
January 31, 2021
(Unaudited)
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Advertising-0.04%
Criteo S.A., ADR (France)(b)	21,707	$403,750
Application Software-18.76%
2U, Inc.(b)	26,048	1,065,363
Adobe, Inc.(b)	151,693	69,592,198
Alarm.com Holdings, Inc.(b)	17,758	1,650,073
Anaplan, Inc.(b)	50,537	3,370,818
Benefitfocus, Inc.(b)	11,637	143,135
Box, Inc., Class A(b)	56,583	981,149
Cornerstone OnDemand, Inc.(b)	23,361	955,465
Coupa Software, Inc.(b)	24,905	7,717,312
DocuSign, Inc.(b)	66,925	15,586,163
Dropbox, Inc., Class A(b)	114,180	2,583,894
eGain Corp.(b)	11,176	122,936
Envestnet, Inc.(b)	19,504	1,496,542
Five9, Inc.(b)	23,849	3,964,896
j2 Global, Inc.(b)	16,489	1,692,431
LivePerson, Inc.(b)	24,186	1,532,425
New Relic, Inc.(b)	22,046	1,657,418
Open Text Corp. (Canada)	98,458	4,409,934
Paylocity Holding Corp.(b)	19,610	3,676,091
Pluralsight, Inc., Class A(b)	43,249	899,579
PROS Holdings, Inc.(b)	15,700	661,598
salesforce.com, inc.(b)	157,903	35,616,601
SPS Commerce, Inc.(b)	12,780	1,263,814
SVMK, Inc.(b)	51,409	1,296,021
Zoom Video Communications, Inc., Class A(b)	70,392	26,190,752
		188,126,608
Automotive Retail-0.66%
Carvana Co.(b)	25,522	6,666,091
Commercial Printing-0.09%
Cimpress PLC (Ireland)(b)	9,400	859,066
Data Processing & Outsourced Services-0.07%
NIC, Inc.	24,225	652,137
Education Services-0.44%
Chegg, Inc.(b)	46,559	4,435,210
Health Care Technology-1.38%
Teladoc Health, Inc.(b)	52,390	13,822,054
Interactive Home Entertainment-3.55%
NetEase, Inc., ADR (China)	118,316	13,605,157
Sea Ltd., ADR (Taiwan)(b)	101,578	22,012,968
		35,618,125
Interactive Media & Services-23.98%
Alphabet, Inc., Class C(b)	44,089	80,935,941
Autohome, Inc., ADR (China)	22,207	2,447,878
Baidu, Inc., ADR (China)(b)	99,821	23,459,931
Cars.com, Inc.(b)	24,367	282,901
Eventbrite, Inc., Class A(b)(c)	24,678	440,502
Facebook, Inc., Class A(b)	280,265	72,400,857
JOYY, Inc., ADR (China)(c)	20,247	1,863,534
Momo, Inc., ADR (China)	58,806	898,556
SINA Corp. (China)(b)	21,587	902,768
Snap, Inc., Class A(b)	446,269	23,625,481
Sohu.com Ltd., ADR (China)(b)	14,472	259,772
TripAdvisor, Inc.(b)	43,998	1,362,618
Twitter, Inc.(b)	287,469	14,525,809
Weibo Corp., ADR (China)(b)	26,959	1,228,791
Yandex N.V., Class A (Russia)(b)	114,454	7,169,399
	Shares	Value
Interactive Media & Services-(continued)
Yelp, Inc.(b)	26,754	$871,913
Zillow Group, Inc., Class C(b)	59,964	7,822,903
		240,499,554
Internet & Direct Marketing Retail-30.26%
1-800-Flowers.com, Inc., Class A(b)	13,116	403,055
Alibaba Group Holding Ltd., ADR (China)(b)	294,752	74,816,900
Amazon.com, Inc.(b)	24,507	78,574,343
Baozun, Inc., ADR (China)(b)(c)	17,352	711,259
Booking Holdings, Inc.(b)	14,803	28,781,917
Chewy, Inc., Class A(b)	34,112	3,473,284
eBay, Inc.	249,146	14,079,241
Etsy, Inc.(b)	45,581	9,074,721
Expedia Group, Inc.	49,142	6,098,522
Grubhub, Inc.(b)	33,526	2,523,502
JD.com, Inc., ADR (China)(b)	314,970	27,934,689
Lands’ End, Inc.(b)	11,794	325,632
MakeMyTrip Ltd. (India)(b)	22,982	655,677
MercadoLibre, Inc. (Argentina)(b)	18,010	32,048,975
Overstock.com, Inc.(b)(c)	15,453	1,199,153
PetMed Express, Inc.(c)	7,326	279,853
Shutterstock, Inc.	13,101	851,434
Stamps.com, Inc.(b)	6,593	1,505,248
Stitch Fix, Inc., Class A(b)(c)	21,932	2,093,190
Trip.com Group Ltd., ADR (China)(b)	189,013	6,016,284
Vipshop Holdings Ltd., ADR (China)(b)	175,660	4,816,597
Wayfair, Inc., Class A(b)	26,313	7,165,556
		303,429,032
Internet Services & Infrastructure-7.51%
Akamai Technologies, Inc.(b)	58,834	6,532,339
Brightcove, Inc.(b)	14,397	236,831
Endurance International Group Holdings, Inc.(b)	51,205	485,423
GoDaddy, Inc., Class A(b)	60,686	4,768,706
Okta, Inc.(b)	43,357	11,229,896
Shopify, Inc., Class A (Canada)(b)	35,596	39,105,410
VeriSign, Inc.(b)	41,248	8,004,999
Wix.com Ltd. (Israel)(b)	20,113	4,968,917
		75,332,521
Movies & Entertainment-8.07%
iQIYI, Inc., ADR (China)(b)(c)	114,329	2,498,089
Netflix, Inc.(b)	79,099	42,111,516
Roku, Inc.(b)	39,392	15,324,670
Spotify Technology S.A.(b)	66,619	20,984,985
		80,919,260
Real Estate Services-0.26%
Redfin Corp.(b)	37,000	2,634,770
Research & Consulting Services-1.28%
CoStar Group, Inc.(b)	14,250	12,820,868
Trucking-3.73%
Lyft, Inc., Class A(b)	111,597	4,961,603
Uber Technologies, Inc.(b)	637,483	32,467,009
		37,428,612
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $655,984,377)		1,003,647,658
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.62%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,464,485	$2,464,485
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,695,249	3,696,727
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,161,212)		6,161,212
TOTAL INVESTMENTS IN SECURITIES-100.70% (Cost $662,145,589)		1,009,808,870
OTHER ASSETS LESS LIABILITIES-(0.70)%		(6,983,684)
NET ASSETS-100.00%		$1,002,825,186
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$999,125	$(999,125)	$-	$-	$-	$17
Invesco Premier U.S. Government Money Portfolio, Institutional Class	592,971	2,010,813	(2,603,784)	-	-	-	26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,544,481	105,275,311	(112,355,307)	-	-	2,464,485	3,007*
Invesco Private Prime Fund	-	56,756,508	(53,061,673)	-	1,892	3,696,727	5,050*
Total	$10,137,452	$165,041,757	$(169,019,889)	$-	$1,892	$6,161,212	$8,100

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	16.10%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of January 31, 2021, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,041,839	$-	$-	$48,041,839
Money Market Funds	117,382	3,180,286	-	3,297,668
Total Investments	$48,159,221	$3,180,286	$-	$51,339,507
Invesco DWA Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$76,930,301	$-	$-	$76,930,301
Money Market Funds	145,903	7,796,083	-	7,941,986
Total Investments	$77,076,204	$7,796,083	$-	$84,872,287
Invesco DWA Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$107,078,808	$-	$-	$107,078,808
Money Market Funds	141,113	3,557,882	-	3,698,995
Total Investments	$107,219,921	$3,557,882	$-	$110,777,803
Invesco DWA Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,439,379	$-	$-	$20,439,379
Money Market Funds	148,226	336,462	-	484,688
Total Investments	$20,587,605	$336,462	$-	$20,924,067
Invesco DWA Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$38,783,473	$-	$-	$38,783,473
Money Market Funds	125,147	812,025	-	937,172
Total Investments	$38,908,620	$812,025	$-	$39,720,645

	Level 1	Level 2	Level 3	Total
Invesco DWA Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$777,744,598	$-	$-	$777,744,598
Money Market Funds	685,665	59,203,371	-	59,889,036
Total Investments	$778,430,263	$59,203,371	$-	$837,633,634
Invesco DWA Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$379,783,412	$-	$-	$379,783,412
Money Market Funds	467,037	18,815,695	-	19,282,732
Total Investments	$380,250,449	$18,815,695	$-	$399,066,144
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,003,647,658	$-	$-	$1,003,647,658
Money Market Funds	-	6,161,212	-	6,161,212
Total Investments	$1,003,647,658	$6,161,212	$-	$1,009,808,870
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.